Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2024
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 7 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers include prepayments for raw materials used for production of construction materials for the Company’s construction projects, which consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Prepayment for raw material purchase	$524,930	$3,739
Less: Allowance for credit losses	(2,740)	(2,817)
Advances to suppliers, net	$522,190	$922

Our suppliers generally require refundable prepayments from us before delivery of goods or services. It usually takes 3 to 6 months for the suppliers to deliver raw materials for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials. The prepayment is necessary to secure the supply in the market or secure a favorable price.

The changes of allowance for doubtful accounts for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Beginning balance	$2,817	$2,900
Foreign exchange translation	(77)	(83)
Ending balance	$2,740	$2,817